INVENTORIES	12 Months Ended
Dec. 31, 2011
INVENTORIES
INVENTORIES

6.                            INVENTORIES

Inventories are summarized as follows:

	December 31,
	2010	2011
	RMB	RMB	US$

New motor vehicles	263,880	489,707	77,807
Spare parts and accessories	12,299	26,549	4,218

	276,179	516,256	82,025

No inventory obsolescence provision was recognized as of December 31, 2010 and 2011.

As of December 31, 2010 and 2011, cost of inventories was reduced by RMB19,452 and nil, respectively, for rebates received from automobile manufacturers related to motor vehicles purchased but still held by the Group at the balance sheet date. For the years ended December 31, 2009, 2010 and 2011, cost of goods sold was reduced by RMB144,771, RMB194,166 and RMB96,631 (US$15,353), respectively, for rebates received from automobile manufacturers related to motor vehicles purchased and sold during the reporting period.